FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$12,174	$12,174	$-	$-
Equipment loans	612	318	294	-
Finance lease obligations	5,315	2,956	2,359	-
Total	$18,101	$15,448	$2,653	$-

Schedule Of Foreign Currency Risk
	June 30, 2025		December 31, 2024
	MXN	CDN	MXN	CDN
Cash	$26,916	$730	$13,989	$396
Due from related parties	5,009	-	2,287	-
Long-term investments	-	2,305	-	1,742
Reclamation bonds	-	6	-	6
Amounts receivable	6,212	100	3,599	24
Accounts payable and accrued liabilities	(78,099)	(397)	(65,989)	(46)
Due to related parties	-	(136)	-	(136)
Finance lease obligations	(6,036)	(485)	(2,031)	(549)
Net exposure	(45,998)	2,123	(48,145)	1,437
US dollar equivalent	$(2,443)	$1,557	$(2,349)	$998

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$37,279	$-	$-
Amounts receivable	1,286	5,198	-
Due from related parties	166	-	-
Derivative asset	-	-	1,439
Long-term investments	1,617	-	73
Total financial assets	$40,348	$5,198	$1,512

Financial liabilities
Derivative liability	-	-	-
Total financial liabilities	$-	$-	$-
	Level 1	Level 2	Level 3
Financial assets
Cash	$27,317	$-	$-
Amounts receivable	-	3,350	-
Due from related parties	18	-	-
Derivative asset	-	-	-
Long-term investments	1,190	-	57
Total financial assets	$28,525	$3,350	$57

Financial liabilities
Derivative liability	-	-	(475)
Total financial liabilities	$-	$-	$(475)